                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number: 028-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer      New York, New York    April 25, 2001
  ________________________  ____________________  _________________
    [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $201,839,491


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



























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

                                                            FORM 13F
                                                         March 31, 2001
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                                 FAIR                      SHARED       (C)
                    TITLE           CUSIP        MARKET    SHRS OR  (A)   AS DEFINED   SHARED-  MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS        NUMBER        VALUE     PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------        ------        ------    -------  ----  -----------  -----    ------------  ----  ------ ----


Acacia Resh Corp      Com       003881 10 9       49,219     7,500            7,500                1                 7,500
AES Corp              Com       00130H 10 5    1,924,459    38,520           38,520                1                38,520
Agile Software Corp
  Del                 Com       00846X 10 5        5,508       500              500                1                   500
Align Technology Inc  Com       016255 10 1        7,250     1,000            1,000                1                 1,000
Allegheny Energy Inc  Com       017361 10 6   11,467,854   247,900          247,900                1               247,900
America Online
  Inc Del             Com       02364J 10 4       16,060       400              400                1                   400
American Elec Pwr Inc Com       025537 10 1   16,417,100   349,300          349,300                1               349,300
Applied Micro
  Circuits Corp       Com       03822W 10 9       37,950     2,300            2,300                1                 2,300
ATP Oil & Gas Corp    Com       00208J 10 8    2,681,251   220,000          220,000                1               220,000
Avanex Corp           Com       05348W 10 9       63,420     6,000            6,000                1                 6,000
Avici Sys Inc         Com       05367L 10 9       16,000     2,000            2,000                1                 2,000
Bally Total Fitness
  Hldg Corp           Com       05873K 10 8      147,250     5,000            5,000                1                 5,000
Bangor Hydro Elec Co  Com       060077 10 4      262,300    10,000           10,000                1                10,000
Bear Stearns Cos Inc  Com       073902 10 8       45,740     1,000            1,000                1                 1,000
Calpine Corp          Com       131347 10 6    2,753,500    50,000           50,000                1                50,000
Caseys Gen Stores Inc Com       147528 10 3       59,688     5,000            5,000                1                 5,000
Ciena Corp            Com       171779 10 1      334,000     8,000            8,000                1                 8,000
CIT Group Inc         Cl A      125577 10 6       28,880     1,000            1,000                1                 1,000
CMS Energy Corp       Com       125896 10 0      920,249    31,100           31,100                1                31,100
Corning Inc           Com       219350 10 5       51,725     2,500            2,500                1                 2,500
Deutsche Telekom AG   Sponsored
                       ADR      251566 10 5      811,650    35,000           35,000                1                35,000
Dominion Res Inc
  VA  New             Com       25746U 10 9   20,630,400   320,000          320,000                1               320,000
Dynegy Inc New        Cl A      26816Q 10 1   11,604,775   227,500          227,500                1               227,500
El Paso Corp          Com       28336L 10 9      326,500     5,000            5,000                1                 5,000
Encore Acquisition Co Com       29255W 10 0       31,750     2,500            2,500                1                 2,500
Energy East Corp      Com       29266M 10 9   10,410,000   600,000          600,000                1               600,000
Enron Corp            Com       293561 10 6    4,967,550    85,500           85,500                1                85,500
Entergy Corp New      Com       29364G 10 3   11,552,000   304,000          304,000                1               304,000


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

Exelon Corp           Com       30161N 10 1    7,235,680   110,300          110,300                1               110,300
Finisar               Com       31787A 10 1      117,044    12,200           12,200                1                12,200
Firstenergy Corp      Com       337932 10 7      921,360    33,000           33,000                1                33,000
Fuelcell Energy Inc   Com       35952H 10 6      176,750     3,500            3,500                1                 3,500
Intel Corp            Com       458140 10 0       65,781     2,500            2,500                1                 2,500
Jefferies Group Inc
  New                 Com       472319 10 2       57,700     2,000            2,000                1                 2,000
Kent Electrs Corp     Com       490553 10 4      180,000    10,000           10,000                1                10,000
Keyspan Corp          Com       49337W 10 0    4,384,950   115,000          115,000                1               115,000
Lehman Bros Hldgs Inc Com       524908 10 0       43,890       700              700                1                   700
Maxygen Inc           Com       577776 10 7       60,547     5,000            5,000                1                 5,000
Metawave
  Communications CP   Com       591409 10 7      108,281    17,500           17,500                1                17,500
Mirant Corp           Com       604675 10 8    1,775,000    50,000           50,000                1                50,000
National Semiconductor
  Corp                Com       637640 10 3      141,775     5,300            5,300                1                 5,300
Newport Corp          Com       651824 10 4       29,260     1,000            1,000                1                 1,000
Nicor Inc             Com       654086 10 7   10,912,656   292,800          292,800                1               292,800
Northeast Utils       Com       664397 10 6    1,054,966    60,700           60,700                1                60,700
Novellus Sys Inc      Com       670008 10 1       60,844     1,500            1,500                1                 1,500
Nuance Communications
  Inc                 Com       669967 10 1       10,040     1,000            1,000                1                 1,000
NUI Corp              Com       629430 10 9      135,000     5,000            5,000                1                 5,000
ONI Systems Corp      Com       68273F 10 3      136,500     7,000            7,000                1                 7,000
Oplink Communications
  Inc                 Com       68375Q 10 6       56,250    15,000           15,000                1                15,000
P G & E Corp          Com       69331C 10 8    8,719,980   700,400          700,400                1               700,400
Peoples Energy Corp   Com       711030 10 6    2,452,697    63,100           63,100                1                63,100
PPL Corp              Com       69351T 10 6   30,332,400   690,000          690,000                1               690,000
Proxim Inc            Com       744284 10 0       15,094     1,500            1,500                1                 1,500
Public Svc Co N Mex   Com       744499 10 4      232,080     8,000            8,000                1                 8,000
Public Svc Enterprise
  Group               Com       744573 10 6    9,995,856   231,600          231,600                1               231,600
Qualcomm Inc          Com       747525 10 3      141,563     2,500            2,500                1                 2,500
Ralston Purina Co     Com       751277 30 2      623,000    20,000           20,000                1                20,000
Sierra Pac Res New    Com       826428 10 4    7,883,960   532,700          532,700                1               532,700
Silicon VY Group Inc  Com       827066 10 1       22,000       800              800                1                   800
Sorrento Networks
  Corp                Com       83586Q 10 0      173,251    28,000           28,000                1                28,000
Stratos Lightwave Inc Com       863100 10 3       75,000     7,500            7,500                1                 7,500
Teco Energy Inc       Com       872375 10 0   14,081,200   470,000          470,000                1               470,000
Texas Instrs Inc      Com       882508 10 4       99,136     3,200            3,200                1                 3,200
Transmeta Corp Del    Com       89376R 10 9       19,250     1,000            1,000                1                 1,000
Vectren Corp          Com       92240G 10 1      535,000    25,000           25,000                1                25,000
Vitesse Semiconductor
  Corp                Com       928497 10 6      179,784     7,550            7,550                1                 7,550
Voicestream Wireless
  Corp                Com       928615 10 3      969,938    10,500           10,500                1                10,500




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02192001.AK7